Fair Value Measurements - Summary of Information About Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Rigetti Computing, Inc [Member] $ in Thousands	Mar. 31, 2022 USD ($)
Fair Value, Inputs, Level 1
Assets:
Forward Warrant Agreement	$ 0
Total assets	0
Liabilities:
Derivative liabilities	11,212
Fair Value, Inputs, Level 1 | Earn out Liability [Member]
Liabilities:
Earn-out Liability	0
Fair Value, Inputs, Level 2
Assets:
Forward Warrant Agreement	0
Total assets	0
Liabilities:
Derivative liabilities	0
Fair Value, Inputs, Level 2 | Earn out Liability [Member]
Liabilities:
Earn-out Liability	0
Fair Value, Inputs, Level 3
Assets:
Forward Warrant Agreement	2,740
Total assets	2,740
Liabilities:
Derivative liabilities	29,738
Fair Value, Inputs, Level 3 | Earn out Liability [Member]
Liabilities:
Earn-out Liability	16,949
Public Warrants | Fair Value, Inputs, Level 1 | Derivative
Liabilities:
Derivative liabilities	11,212
Public Warrants | Fair Value, Inputs, Level 2 | Derivative
Liabilities:
Derivative liabilities	0
Public Warrants | Fair Value, Inputs, Level 3 | Derivative
Liabilities:
Derivative liabilities	0
Private Placement Warrants | Fair Value, Inputs, Level 1 | Derivative
Liabilities:
Derivative liabilities	0
Private Placement Warrants | Fair Value, Inputs, Level 2 | Derivative
Liabilities:
Derivative liabilities	0
Private Placement Warrants | Fair Value, Inputs, Level 3 | Derivative
Liabilities:
Derivative liabilities	6,586
Trinity Warrants | Fair Value, Inputs, Level 1 | Derivative
Liabilities:
Derivative liabilities	0
Trinity Warrants | Fair Value, Inputs, Level 2 | Derivative
Liabilities:
Derivative liabilities	0
Trinity Warrants | Fair Value, Inputs, Level 3 | Derivative
Liabilities:
Derivative liabilities	$ 6,203